INCOME TAXES (Schedule of Deferred Tax Assets) (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts
Bonus accrual
Vacation accrual
Total current deferred tax assets (liabilities)
Goodwill - impaired	2,903,618	2,903,618	2,903,618	2,903,618
Goodwill - tax amortization	(4,606,627)	(4,478,850)	(4,095,519)	(3,967,742)
Depreciation
Net operating loss carryforward	6,162,365	6,275,982	6,893,138	6,975,124
Valuation allowance	(4,459,356)	(4,700,750)	(5,701,237)	(5,911,000)
Total long-term deferred tax assets (liabilities)
Net term deferred tax assets (liabilities)